Derivative Instruments (Details) In Thousands, unless otherwise specified		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] USD ($)	Jun. 30, 2012 Norwegian Kroner-denominated Bond due in 2017 [Member] Currency swap [Member] NOK
Summary of cross currency swap agreement
Principal Amount		$ 125,000	700,000
Interest Rate Index		NIBOR	NIBOR
Floating rate receivable, margin		5.25%	5.25%
Fixed interest payment on cross currency rate swap		6.88%	6.88%
Fair Value	$ (159,702)	$ (10,220)
Weighted-Average Remaining Term (Years)		4.8	4.8